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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                               Washington DC 20549

                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY 10022

Form 13F File Number: 28-1222

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,             and Date of Signing:
Kenneth E. Leopold     New York, New York          1/26/2005
Signature                  City,  State               Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            77

Form 13F Information Table Value Total:    $2,853,769

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                    1
Form 13F File Number:                           28-04975
Name:                     Affiliated Managers Group Inc.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
ABN AMRO HLDGS ADR                   ADR        937102       76304  2919042  SH       SOLE                 2919042
AKZO NOBEL NV SPONSORED ADR          ADR        010199305    19329   419464  SH       SOLE                  419464
DIAGEO PLC- SPONSORED ADR            ADR        25243Q205    45346   777800  SH       SOLE                  777800
GALLAHER GROUP PLC                   ADR        363595109      391     6500  SH       SOLE                    6500
GLAXO SMITHKLINE PLC, ADR            ADR        37733W105    57125  1131632  SH       SOLE                 1131632
HEINEKEN HOLDINGS 'A' ADRS           ADR        B0DM8G4      19577   693008  SH       SOLE                  693008
HEINEKEN NV ADR                      ADR        2419176      34475  1091392  SH       SOLE                 1091392
NOVARTIS AG ADR                      ADR        66987V109    15648   298166  SH       SOLE                  298166
ROYAL DUTCH SHELL PLC-A SHARES       ADR        780259206      504     8200  SH       SOLE                    8200
SANOFI-AVENTIS ADR                   ADR        80105N105    44308  1009293  SH       SOLE                 1009293
UNILEVER (UL)                        ADR        904767704    18328   456829  SH       SOLE                  456829
UNILEVER (UN)                        ADR        904784709    45280   659580  SH       SOLE                  659580
HEINEKEN HOLDING NV                  COM        B0CCH46     244307  8344840  SH       SOLE                 8344840
ENNSTONE PLC                         COM        0178725       3111  4558750  SH       SOLE                45587500
HONDA MOTOR CO LTD                   COM        6435145        855    15000  SH       SOLE                  150000
21ST CENTURY INS GROUP               COM        90130N103    12491   771983  SH       SOLE                 7719830
ACMAT CORP CLASS A                   COM        004616207      843    51890  SH       SOLE                  518900
ALLIED IRISH BANKS PLC               COM        019228402      326     7600  SH       SOLE                   76000
ALTRIA GROUP, INC.                   COM        02209S103      354     4740  SH       SOLE                   47400
AMERICAN EXPRESS COMPANY             COM        025816109   142491  2768969  SH       SOLE                27124250            56544
AMERICAN NATIONAL INSURANCE CO       COM        028591105    83010   709544  SH       SOLE                  684863            24681
ANHEUSER-BUSCH COS. INC.             COM        035229103     1126    26200  SH       SOLE                   26200
BANK OF AMERICA CORP COM             COM        060505104    60526  1311505  SH       SOLE                 1212505            99000
BERKSHIRE HATHAWAY INC DEL           COM        084670108    16749      189  SH       SOLE                     189
CHEVRONTEXACO CORP                   COM        166764100     1116    19660  SH       SOLE                   19660
COMCAST CORP - CLASS A               COM        20030N101      591    22793  SH       SOLE                   22793
COMCAST CORP SPECIAL CLASS A         COM        20030N200   105911  4122640  SH       SOLE                 3785640           337000
COMERICA INCORPORATED                COM        200340107     2334    41125  SH       SOLE                   41125
COMMONWEALTH TELEPHONE ENTPRS        COM        203349105     8394   248578  SH       SOLE                  248578
CORVEL CORP                          COM        221006109      882    46467  SH       SOLE                   46467
DOLLAR THRIFTY AUTOMOTIVE            COM        256743105    15840   439149  SH       SOLE                  439149


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
ELECTRONIC DATA SYSTEMS CORP         COM        285661104    15336   637927  SH       SOLE                  470673           167254
EXXON MOBIL CORPORATION              COM        30231G102      251     4468  SH       SOLE                    4468
FEDERATED DEPARTMENT STORES          COM        31410H101      245     3700  SH       SOLE                    3700
FEDERATED INVESTORS INC (PA.)        COM        314211103    90792  2451176  SH       SOLE                 2359176            92000
FIRST LONG ISLAND CORP - NY          COM        320734106     2114    50044  SH       SOLE                   50044
FISHER COMPANIES INC                 COM        337756209      241     5824  SH       SOLE                    5824
GATX CORP                            COM        361448103     5259   145756  SH       SOLE                  145756
GENERAL ELECTRIC CO                  COM        369604103      662    18900  SH       SOLE                   18900
GORMAN-RUPP CO                       COM        383082104    12128   548516  SH       SOLE                  548516
GREAT AMERN FINL RES INC             COM        389915109    18547   934842  SH       SOLE                  934842
HEINZ H J CO                         COM        423074103      229     6800  SH       SOLE                    6800
KANSAS CITY LIFE INSURANCE COM       COM        484836101      827    16520  SH       SOLE                   16520
KRAFT FOODS INC-A                    COM        50075n104      239     8500  SH       SOLE                    8500
LEUCADIA NATIONAL CORP               COM        527288104    17091   360121  SH       SOLE                  360121
MB FINANCIAL, INC.                   COM        55264U108      917    25911  SH       SOLE                   25911
MBIA INC                             COM        55262C100   149056  2477662  SH       SOLE                 2361062           116600
MERCHANTS GROUP, INC.                COM        588539106     2864    95004  SH       SOLE                   95004
NATIONAL WESTERN LIFE INS CO         COM        638522102    45493   219869  SH       SOLE                  219869
PNC FINANCIAL SERVICES GROUP I       COM        693475105   101036  1634100  SH       SOLE                 1583100            51000
POPULAR INC.                         COM        733174106    59893  2831836  SH       SOLE                 2831836
PROQUEST COMPANY                     COM        74346p102    60864  2180734  SH       SOLE                 2180734
RAMCO GERSHENSON PROPERTIES TR       COM        751452202     8288   310976  SH       SOLE                  310976
RAYONIER INC                         COM        754907103    24503   614886  SH       SOLE                  614886
SAUL CENTERS INC                     COM        804395101      253     7000  SH       SOLE                    7000
SHENANDOAH TELECOMMUNICATIONS        COM        82312B106      529    13280  SH       SOLE                   13280
SHERWIN WILLIAMS CO                  COM        824348106      354     7800  SH       SOLE                    7800
STEPAN CO                            COM        858586100     3973   147755  SH       SOLE                  147755
TECUMSEH PRODUCTS COMPANY CLAS       COM        878895200     1125    48980  SH       SOLE                   48980
TECUMSEH PRODUCTS COMPANY CLAS       COM        878895101      277    13890  SH       SOLE                   13890
TORCHMARK CORP                       COM        891027104   114875  2066093  SH       SOLE                 2066093
TRANSATLANTIC HLDGS                  COM        893521104   151286  2251275  SH       SOLE                 2104951           146324
TRIBUNE CO                           COM        896047107    32707  1080880  SH       SOLE                  999760            81120
TRUSTMARK CORPORATION                COM        898402102     1055    38400  SH       SOLE                   38400
UNIFIRST CORP                        COM        904708104    17086   549380  SH       SOLE                  468195            81185
URSTADT BIDDLE PROPERTIES INC.       COM        917286106      236    15000  SH       SOLE                   15000
UST INC                              COM        902911106      471    11545  SH       SOLE                   11545
VERIZON COMMUNICATIONS               COM        92343V104      241     8000  SH       SOLE                    8000
WELLS FARGO & COMPANY                COM        949746101    79190  1260383  SH       SOLE                 1260383
AMERICAN INT'L GROUP                 COM        268741071   296493  4345487  SH       SOLE                 4170787           174700
BRISTOL MYERS SQUIBB CO              COM        110122108    29435  1280879  SH       SOLE                 1113879           167000
COCA COLA FEMSA                      COM        191241108    97795  3620696  SH       SOLE                 3449196           171500
HOLLINGER INTERNATIONAL INC          COM        435569108   100523 11219093  SH       SOLE                11219093
JOHNSON & JOHNSON                    COM        478160104    25239   419946  SH       SOLE                  419946
NATUZZI SPA                          COM        63905A101    33040  4720017  SH       SOLE                 4720017
PFIZER INC                           COM        717081103   172175  7383166  SH       SOLE                 7203166           180000
SCHERING PLOUGH CORP                 COM        806605101      661    31718  SH       SOLE                   31718


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